Leases - Maturity of operating lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Maturity of operating lease liabilities
2026	¥ 273
Total future minimum payments	273
Less: interest	3
Present value of operating lease liabilities	¥ 270	¥ 775